Income Taxes - Schedule of Components of Deferred Tax Liabilities and Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Unrealized losses on investment securities, net	$ 146	$ 17
Deferred compensation	134	159
Pension plan	55	82
Accrued expenses	156	132
Foreign currency translation	50	18
General business credit	274	231
NOL and other carryforwards	153	101
Other	0	27
Total deferred tax assets	968	767
Valuation allowance for deferred tax assets	(138)	(88)
Deferred tax assets, net of valuation allowance	830	679
Deferred tax liabilities:
Leveraged lease financing	0	184
Fixed and intangible assets	744	755
Non-U.S. earnings	0	6
Investment basis differences	229	172
Other	11	0
Total deferred tax liabilities	$ 984	$ 1,117